Expense Example {- Freedom 2005 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2005 Portfolio	Apr. 30, 2021 USD ($)
VIP Freedom 2005 Portfolio-Initial VIP
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	530
VIP Freedom 2005 Portfolio-Service VIP
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	653
VIP Freedom 2005 Portfolio-Service 2 VIP
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835